Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 02, 2012
Supplement [Text Block]	mmsf2_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 17, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 11, 2012, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Huber Capital Management, LLC (“Huber Capital Management”) replaced Davis Selected Advisers, L.P. (“Davis”) as co-subadvisers to the Large Cap Value Fund.

Effective September 12, 2012, Timberline Asset Management LLC (“Timberline”) was added as a co-subadviser to the Small Cap Growth Equity Fund.

Effective September 11, 2012, the following information replaces similar information for the Large Cap Value Fund found on page 40 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.65%		.65%		.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.12%		.21%		.36%		.36%		.41%	(1)
Total Annual Fund Operating Expenses	.77%		.86%		1.01%		1.26%		1.56%
Fee Waiver	(.02%	)	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.75%		.84%		.99%		1.24%		1.54%

(1)	Other Expenses for Class N have been restated to reflect current fees.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of the management fees of the Fund through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$243	$425	$951
Class Y	$86	$271	$474	$1,058
Class L	$101	$319	$555	$1,233
Class A	$694	$949	$1,224	$2,008
Class N	$257	$490	$847	$1,854

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$157	$490	$847	$1,854

Effective September 11, 2012, the following information replaces the information found under Principal Investment Strategies on pages 40-41 for the Large Cap Value Fund.

The Fund invests primarily in large-capitalization companies that the Fund’s subadvisers, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Huber Capital Management, LLC (“Huber Capital Management”), believe are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund may use equity-linked notes, a type of derivative, for hedging purposes, to earn additional income, or as a substitute for direct investments. Use of equity-linked notes by the Fund may create investment leverage.

In pursuit of the Fund’s objectives, Columbia Management chooses investments by applying quantitative screens to determine yield potential. Columbia Management conducts fundamental research on, and seeks to purchase potentially attractive securities based on, its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies. Columbia Management typically uses the S&P 500® Index for dividend yield comparison purposes.

In evaluating whether to sell a security, Columbia Management considers, among other factors, whether there is deterioration in value of the business relative to market price, or a more attractive opportunity has been identified.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management’s opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management’s proprietary valuation methodology.

Huber Capital Management’s decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Effective September 11, 2012, the following information supplements the information found under Principal Risks on pages 41-42 for the Large Cap Value Fund:

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Effective September 11, 2012, the following information supplements the information for the Large Cap Value Fund found on page 42 in the section titled Performance Information:

Going forward, the Fund’s performance benchmark index will be the Russell 1000® Value Index rather than the S&P 500 Index because the Russell 1000 Value Index more closely represents the Fund’s new investment strategy.

The following information replaces the information found in the second paragraph under Principal Investment Strategies on page 73 for the Mid-Cap Value Fund.

The Fund is managed by two subadvisers, NFJ Investment Group LLC (“NFJ”) and Systematic Financial Management, L.P. (“Systematic”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. NFJ uses a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers classify the Fund selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers then use quantitative factors to screen the Fund’s initial selection. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings per share estimates), and fundamental changes. In selecting securities for the Fund, Systematic utilizes a two-prong, bottom-up investment strategy that unifies quantitative screening and fundamental research. Systematic’s security selection process generally favors companies with attractive valuation and positive earnings dynamics, and may consider, among other things, a company’s financial characteristics, market position, industry position, and management.

Effective September 12, 2012, the following information replaces similar information for the Small Cap Growth Equity Fund found on page 88 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees	.82%		.82%		.82%		.82%		.82%		.82%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.50%
Other Expenses	.10%		.20%		.34%		.49%		.49%		.54%
Total Annual Fund Operating Expenses	.92%		1.02%		1.16%		1.31%		1.56%		1.86%
Fee Waiver	(.07%	)	(.07%	)	(.07%	)	(.07%	)	(.07%	)	(.07%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.85%		.95%		1.09%		1.24%		1.49%		1.79%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of the management fees of the Fund through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$87	$283	$499	$1,121
Class S	$97	$314	$553	$1,238
Class Y	$111	$358	$628	$1,399
Class L	$126	$405	$708	$1,570
Class A	$718	$1,029	$1,367	$2,316
Class N	$282	$574	$996	$2,171

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$182	$574	$996	$2,171

Effective September 12, 2012, the following information replaces the information found in the first sentence of the second paragraph under Principal Investment Strategies on page 89 for the Small Cap Growth Equity Fund:

The Fund is managed by three subadvisers, Wellington Management Company, LLP (“Wellington Management”), Waddell & Reed Investment Management Company (“Waddell & Reed”), and Timberline Asset Management LLC (“Timberline”), each being responsible for a portion of the portfolio, but not necessarily equally weighted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf2_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 17, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 11, 2012, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Huber Capital Management, LLC (“Huber Capital Management”) replaced Davis Selected Advisers, L.P. (“Davis”) as co-subadvisers to the Large Cap Value Fund.

Effective September 11, 2012, the following information replaces similar information for the Large Cap Value Fund found on page 40 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.65%		.65%		.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.12%		.21%		.36%		.36%		.41%	(1)
Total Annual Fund Operating Expenses	.77%		.86%		1.01%		1.26%		1.56%
Fee Waiver	(.02%	)	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.75%		.84%		.99%		1.24%		1.54%

(1)	Other Expenses for Class N have been restated to reflect current fees.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of the management fees of the Fund through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$243	$425	$951
Class Y	$86	$271	$474	$1,058
Class L	$101	$319	$555	$1,233
Class A	$694	$949	$1,224	$2,008
Class N	$257	$490	$847	$1,854

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$157	$490	$847	$1,854

Effective September 11, 2012, the following information replaces the information found under Principal Investment Strategies on pages 40-41 for the Large Cap Value Fund.

The Fund invests primarily in large-capitalization companies that the Fund’s subadvisers, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Huber Capital Management, LLC (“Huber Capital Management”), believe are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund may use equity-linked notes, a type of derivative, for hedging purposes, to earn additional income, or as a substitute for direct investments. Use of equity-linked notes by the Fund may create investment leverage.

In pursuit of the Fund’s objectives, Columbia Management chooses investments by applying quantitative screens to determine yield potential. Columbia Management conducts fundamental research on, and seeks to purchase potentially attractive securities based on, its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies. Columbia Management typically uses the S&P 500® Index for dividend yield comparison purposes.

In evaluating whether to sell a security, Columbia Management considers, among other factors, whether there is deterioration in value of the business relative to market price, or a more attractive opportunity has been identified.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management’s opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management’s proprietary valuation methodology.

Huber Capital Management’s decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Effective September 11, 2012, the following information supplements the information found under Principal Risks on pages 41-42 for the Large Cap Value Fund:

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Effective September 11, 2012, the following information supplements the information for the Large Cap Value Fund found on page 42 in the section titled Performance Information:

Going forward, the Fund’s performance benchmark index will be the Russell 1000® Value Index rather than the S&P 500 Index because the Russell 1000 Value Index more closely represents the Fund’s new investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Class N have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in large-capitalization companies that the Fund’s subadvisers, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Huber Capital Management, LLC (“Huber Capital Management”), believe are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund may use equity-linked notes, a type of derivative, for hedging purposes, to earn additional income, or as a substitute for direct investments. Use of equity-linked notes by the Fund may create investment leverage.

In pursuit of the Fund’s objectives, Columbia Management chooses investments by applying quantitative screens to determine yield potential. Columbia Management conducts fundamental research on, and seeks to purchase potentially attractive securities based on, its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies. Columbia Management typically uses the S&P 500® Index for dividend yield comparison purposes.

In evaluating whether to sell a security, Columbia Management considers, among other factors, whether there is deterioration in value of the business relative to market price, or a more attractive opportunity has been identified.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management’s opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management’s proprietary valuation methodology.

Huber Capital Management’s decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

MassMutual Select Large Cap Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	425
10 Years	rr_ExpenseExampleYear10	951
MassMutual Select Large Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	474
10 Years	rr_ExpenseExampleYear10	1,058
MassMutual Select Large Cap Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	319
5 Years	rr_ExpenseExampleYear05	555
10 Years	rr_ExpenseExampleYear10	1,233
MassMutual Select Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.24%	[1]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,008
MassMutual Select Large Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.54%	[1]
1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	847
10 Years	rr_ExpenseExampleYear10	1,854
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	847
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,854
MassMutual Select Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf2_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 17, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces the information found in the second paragraph under Principal Investment Strategies on page 73 for the Mid-Cap Value Fund.

The Fund is managed by two subadvisers, NFJ Investment Group LLC (“NFJ”) and Systematic Financial Management, L.P. (“Systematic”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. NFJ uses a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers classify the Fund selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers then use quantitative factors to screen the Fund’s initial selection. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings per share estimates), and fundamental changes. In selecting securities for the Fund, Systematic utilizes a two-prong, bottom-up investment strategy that unifies quantitative screening and fundamental research. Systematic’s security selection process generally favors companies with attractive valuation and positive earnings dynamics, and may consider, among other things, a company’s financial characteristics, market position, industry position, and management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf2_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 17, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 12, 2012, Timberline Asset Management LLC (“Timberline”) was added as a co-subadviser to the Small Cap Growth Equity Fund.

Effective September 12, 2012, the following information replaces similar information for the Small Cap Growth Equity Fund found on page 88 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees	.82%		.82%		.82%		.82%		.82%		.82%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.50%
Other Expenses	.10%		.20%		.34%		.49%		.49%		.54%
Total Annual Fund Operating Expenses	.92%		1.02%		1.16%		1.31%		1.56%		1.86%
Fee Waiver	(.07%	)	(.07%	)	(.07%	)	(.07%	)	(.07%	)	(.07%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.85%		.95%		1.09%		1.24%		1.49%		1.79%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of the management fees of the Fund through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$87	$283	$499	$1,121
Class S	$97	$314	$553	$1,238
Class Y	$111	$358	$628	$1,399
Class L	$126	$405	$708	$1,570
Class A	$718	$1,029	$1,367	$2,316
Class N	$282	$574	$996	$2,171

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$182	$574	$996	$2,171

Effective September 12, 2012, the following information replaces the information found in the first sentence of the second paragraph under Principal Investment Strategies on page 89 for the Small Cap Growth Equity Fund:

The Fund is managed by three subadvisers, Wellington Management Company, LLP (“Wellington Management”), Waddell & Reed Investment Management Company (“Waddell & Reed”), and Timberline Asset Management LLC (“Timberline”), each being responsible for a portion of the portfolio, but not necessarily equally weighted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
MassMutual Select Small Cap Growth Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	283
5 Years	rr_ExpenseExampleYear05	499
10 Years	rr_ExpenseExampleYear10	1,121
MassMutual Select Small Cap Growth Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	553
10 Years	rr_ExpenseExampleYear10	1,238
MassMutual Select Small Cap Growth Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.09%	[3]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,399
MassMutual Select Small Cap Growth Equity Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.24%	[3]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,570
MassMutual Select Small Cap Growth Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.49%	[3]
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,029
5 Years	rr_ExpenseExampleYear05	1,367
10 Years	rr_ExpenseExampleYear10	2,316
MassMutual Select Small Cap Growth Equity Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.79%	[3]
1 Year	rr_ExpenseExampleYear01	282
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	996
10 Years	rr_ExpenseExampleYear10	2,171
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	574
5 Years	rr_ExpenseExampleNoRedemptionYear05	996
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,171

[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of the management fees of the Fund through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[2]	Other Expenses for Class N have been restated to reflect current fees.
[3]	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of the management fees of the Fund through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.